SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2022
Computer hardware and software
Property, Plant and Equipment [Line Items]
Depreciation rate for property and equipment	30.00%
Networking equipment
Property, Plant and Equipment [Line Items]
Depreciation rate for property and equipment	20.00%
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Depreciation rate for property and equipment	20.00%